OTHER COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Assets pledged as collateral	Assets Pledged

(in thousands of $)	December 31, 2014	December 31, 2013
Book value of vessels secured against long-term loans	1,997,657	700,726